Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income [Abstract]
Provisions		$ 2,588,564
Provisions of shared-based payment reserves	$ 167,840	$ 536,366